Senior Notes Payable - Schedule of Maturities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Senior Notes Payable [Abstract]
2025	$ 209,352
2026	747,343
2027	166,049
2028	665,735
2029	$ 81